Current and deferred income tax and social contribution	12 Months Ended
Dec. 31, 2022
Current and deferred income tax and social contribution
Current and deferred income tax and social contribution	Current and deferred income tax and social contribution
a.Amounts recognized in profit or loss for the year

	2022	2021	2020
Current income tax and social contribution expenses	(106,625)	(52,441)	(13,166)
Deferred income tax and social contribution benefits (expenses)
Provision for impairment losses on loans and advances	111,967	186,178	34,261
Provision for contingencies	2,944	929	890
Adjustment of financial assets to fair value	3,806	26,270	17,945
Other temporary differences	54,245	(30,708)	(34,720)
Hedge transactions	(11,284)	8,986	8,553
Tax benefits carried forward	109,441	36,779	23,946
Total deferred income tax and social contribution benefits (expenses)	271,119	228,434	50,875
Total Income tax benefit	164,494	175,993	37,709
b.Reconciliation of effective rate

	2022		2021		2020
Profit before tax		(178,573)		(231,062)		(7,023)
Tax average using (a)	45%	80,358	45%	103,977	45%	3,160

Tax effect of
Interest on capital distribution		17,126		18,671		17,978
Non-taxable income (non-deductible expenses) net		(8,016)		(27,744)		34,502
Tax incentives		—		188		—
Subsidiaries not subject to Real Profit taxation		65,110		81,957		(17,129)
Others		9,916		(1,056)		(802)
Total income tax benefit		164,494		175,993		37,709

Effective tax rate		92%		76%		537%

Total income tax benefit		164,494		175,993		37,709
Total deferred income tax and social contribution		271,119		228,434		50,875
Total income tax and social contribution expenses		(106,625)		(52,441)		(13,166)

(a)The result from Banco Inter represents the greatest impact on the total amount of taxes, so we present the tax rate of 45%, which is the nominal rate currently in force for banks under Brazilian legislation.
c.Changes in the balances of deferred taxes

	Balance at 12/31/2021	Constitution	Realization	Balance at 12/31/2022
Composition of the deferred tax assets
Provision for impairment losses on loans and advances	295,799	548,506	(436,539)	407,766
Provision for contingencies	9,720	21,867	(18,923)	12,664
Adjustment of financial assets to fair value	184,886	226,374	(118,998)	292,262
Other temporary differences	62,939	87,199	(116,470)	33,668
Tax losses carried forward	95,573	109,219	(2,608)	202,184
Provision for loss of non-current assets held for sale	8,990	—	(8,990)	—
Expected loss on financial instruments	6,436	7,806	(4,535)	9,707
Hedge transactions	31,182	5,852	(17,137)	19,897
	695,525	1,006,823	(724,200)	978,148
Composition of the deferred tax liabilities
Commission deferral	(3,869)	—	3,869	—
Other temporary differences	(21,820)	—	21,820	—
Others	(63,546)	(32,681)	66,154	(30,073)
	(89,235)	(32,681)	91,843	(30,073)
Total deferred tax assets/(liabilities) (*)	606,290	974,142	(632,357)	948,075

(*)    The accounting records of these tax credits are based on the expectation of generating future taxable income and supported by technical studies and income projections.

	Balance at 12/31/2020	Constitution	Realization	Balance at 12/31/2021
Composition of the deferred tax assets
Provision for impairment losses on loans and advances	109,620	227,915	(41,736)	295,799
Provision for contingencies	8,791	3,855	(2,926)	9,720
Adjustment of financial assets to fair value	—	450,377	(246,982)	184,886
Other temporary differences	1,893	62,617	(1,571)	62,939
Tax losses carried forward	58,794	160,115	(123,337)	95,573
Provision for loss of non-current assets held for sale	4,383	4,607	—	8,990
Provision for expected loss on financial instruments	343	6,093	—	6,436
Hedge transactions	22,195	23,568	(14,582)	31,182
	206,019	939,147	(431,134)	695,525
Composition of the deferred tax liabilities
Commission deferral	(5,576)	—	1,707	(3,869)
Adjustment of financial assets to fair value	(18,509)	—	18,509	—
Receivable from the sale of investments	(36,841)	—	15,021	(21,820)
Others	—	(63,546)		(63,546)
	(60,926)	—	—	(89,235)
Total deferred tax assets/(liabilities) (*)	145,093	939,147	(431,134)	606,290